Commitments And Contigencies - Minimum Future Commitments (Tables) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014
Commitment and Contigencies [Abstract]
June 30, 2015	$ 120,955
December 31, 2015	44,310
Total	$ 165,265